UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

111 Pleasant Ridge Road

Harrison, NY 10528

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

111 Pleasant Ridge Road

Harrison, NY 10528

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2025 (Unaudited)

MP63 FUND, INC.

DRIPX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MP63 Fund, Inc. – DRIPX (the “Fund”) for the period March 1, 2025 to August 31, 2025.

You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MP63 Fund, Inc.	$37	0.73%

*Annualized

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings

(% of Net Assets)

1.	Alphabet, Inc. Class A	3.24%
2.	RTX Corp.	3.23%
3.	Microsoft Corp.	3.06%
4.	Corning, Inc.	3.00%
5.	Caterpillar, Inc.	2.96%
6.	The Travelers Companies, Inc.	2.95%
7.	Qualcomm, Inc.	2.58%
8.	Waste Management, Inc.	2.49%
9.	RPM International, Inc.	2.42%
10.	Emerson Electric Co.	2.36%
	Total % of Net Assets	28.29%

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$92,245,542	65	4.39%	$158,114

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MP63 Fund, Inc. documents not be householded, please contact MP63 Fund, Inc. at 1-877-676-3386, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by MP63 Fund, Inc. or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.mp63fund.com or contact us at 1-877-676-3386.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.

Richard Yaffa

Ted Gladstone

Gloria L. Schaffer

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

THE MP63 FUND, INC.

Ticker: DRIPX

SEMI-ANNUAL FINANCIAL STATEMENTS

August 31, 2025

(Unaudited)

The MP63 Fund, Inc.

		Schedule of Investments
	August 31, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS (United States) - 97.28%

Aerospace/Aircrafts/Defense - 3.48%
1,000	The Boeing Co. *	$ 234,680
18,772	RTX Corp.	2,977,239
		3,211,919
Auto Parts - Retail/Wholesale - 1.84%
12,168	Genuine Parts Co.	1,695,367

Banks - 5.63%
41,096	Bank of America Corp.	2,085,211
2,732	PNC Financial Services Group, Inc.	566,726
18,461	Truist Financial Corp.	864,344
34,316	US Bancorp	1,675,650
		5,191,931
Beverages - 2.11%
15,574	The Coca-Cola Co.	1,074,450
5,885	PepsiCo, Inc.	874,805
		1,949,255
Cable & Other Pay Television Services - 1.39%
37,678	Comcast Corp., Class A	1,279,922

Chemicals - Diversified - 2.42%
17,838	RPM International, Inc.	2,235,280

Commercial Services - 1.92%
6,398	Ecolab, Inc.	1,772,502

Communication Equipment - 2.58%
14,825	Qualcomm, Inc.	2,382,822

Consumer Electronics - 0.72%
2,868	Apple, Inc.	665,778

Containers - Paper/Plastic - 0.80%
85,460	Amcor PLC (Jersey)	737,520

Cosmetics & Personal Care - 1.30%
14,229	Colgate-Palmolive Co.	1,196,232

Diversified Operations - 3.00%
41,311	Corning, Inc.	2,769,076

Electronic Equipment - 3.05%
9,882	Carrier Global Corp.	644,306
16,468	Emerson Electric Co.	2,173,776
		2,818,082
Financial Services - 3.71%
4,498	American Express Co.	1,490,097
13,859	Paychex, Inc.	1,932,707
		3,422,804
Food - Misc. Preparation - 1.45%
10,994	General Mills, Inc.	542,334
31,105	Hormel Foods Corp.	791,311
		1,333,645
Guided Missiles & Space Vehicles & Parts - 0.07%
138	Lockheed Martin Corp.	62,877

Healthcare - 1.99%
8,707	AbbVie, Inc.	$ 1,831,953

Insurance - Life/Property/Casual - 4.90%
16,794	AFLAC, Inc.	1,794,607
10,023	The Travelers Companies, Inc.	2,721,345
		4,515,952
Machinery - Const./Mining/Farming - 4.57%
6,515	Caterpillar, Inc.	2,730,046
3,109	Deere & Co.	1,488,092
		4,218,138
Machinery - Electrical Equipment - 3.32%
9,407	Dover Corp.	1,682,536
16,776	Tennant Co.	1,376,303
		3,058,839
Manufacturing - 2.08%
7,254	Illinois Tool Works, Inc.	1,919,771

Materials - 1.11%
6,912	Nucor Corp.	1,028,022

Medical/Dental - Supplies - 1.68%
8,039	Becton Dickinson & Co.	1,551,366

Medical Instruments/Products - 1.24%
12,323	Medtronic PLC (Ireland)	1,143,698

Medical Drugs - 4.05%

13,081	Abbott Laboratories	1,735,325
5,451	Johnson & Johnson	965,754
12,357	Merck & Co., Inc.	1,039,471
		3,740,550
National Commercial Banks - 1.62%
4,950	JPMorgan Chase & Co.	1,492,029

Paper & Paper Products - 1.46%
10,401	Kimberly Clark Corp.	1,343,185

Petroleum Refining - 2.12%
17,150	Exxon Mobil Corp.	1,960,074

Refuse Systems - 2.49%
10,136	Waste Management, Inc.	2,294,689

Retail - Catalog & Mail Order Houses - 1.96%
7,877	Amazon.com, Inc. *	1,803,833

Retail - Food & Restaurant - 1.84%
11,519	Yum! Brands, Inc.	1,692,947

Retail - Variety Stores - 1.92%
1,342	Costco Wholesale Corp.	1,265,935
3,250	Target Corp.	311,935
2,008	Walmart, Inc.	194,736
		1,772,606
Retail/Wholesale - Building Products - 1.80%
4,086	The Home Depot, Inc.	$ 1,662,062

Semiconductors & Related Devices - 2.14%
2,318	Taiwan Semiconductor Manufacturing Co., Ltd.	535,157
3,846	Texas Instruments, Inc.	778,738
3,780	NVIDIA Corp.	658,400
		1,972,295
Services - Computer Programming, Data Processing, Etc. - 3.24%
14,037	Alphabet, Inc. Class A	2,988,618

Services - Prepackaged Software - 3.06%
5,574	Microsoft Corp.	2,824,290

Shoes & Related Apparel - 0.59%
7,084	Nike, Inc. Class B	548,089

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.40%
8,240	The Procter & Gamble Co.	1,294,010

Telecommunications Services - 1.05%
13,992	Cisco Systems, Inc.	966,707

	Telephone Communications (No Radiotelephone) - 0.03%
700	Verizon Communications, Inc.	30,961

	Transportation - Railroads - 2.20%
9,055	Union Pacific Corp.	2,024,426

	Utility - Electric - 4.28%
15,193	Duke Energy Corp.	1,860,991
29,018	NextEra Energy, Inc.	2,090,747
		3,951,738
	Utility - Gas Distribution - 1.85%
19,688	National Fuel Gas Co.	1,707,737

	Utility - Water - 1.82%
42,474	Essential Utilities, Inc.	1,678,148

	TOTAL FOR COMMON STOCK (Cost $33,067,220) - 97.28%	89,741,745

	LIMITED PARTNERSHIPS (United States) - 1.24%

	Natural Gas Transmission - 1.24%
35,566	Enterprise Products Partners LP	1,143,091

	TOTAL FOR LIMITED PARTNERSHIPS (Cost $601,282) - 1.24%	1,143,091

	REAL ESTATE INVESTMENT TRUST (United States) - 0.95%
4,857	Simon Property Group, Inc.	877,466

	TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $564,898) - 0.95%	877,466

	MONEY MARKET FUND - 0.44%
402,361	Fidelity Investments Money Market Funds - Gov't Portfolio, Class I 4.20% (Cost $402,361) **	$ 402,361

	TOTAL INVESTMENTS - 99.91% (Cost $34,635,761)	92,164,663

	OTHER ASSETS LESS LIABILITIES - 0.09%	80,877

	NET ASSETS - 100.00%	$ 92,245,540

	* Non-income producing securities during the year.
	** Variable rate security; the money market rate shown represents the yield at August 31, 2025.

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

Assets
Investments at Fair Value (Cost $34,635,761)	$ 92,164,663
Cash	2,620
Receivables
Dividends and Interest	155,984
Prepaid Expenses	26,365
Total Assets	92,349,632
Liabilities
Payables
Shareholder Redemptions	41,366
Other Accrued Expenses	14,634
Accrued Chief Compliance Officer Fees (Note 3)	1,451
Accrued Directors Fees (Note 3)	3,699
Accrued Administrative and Operating Services Fees (Note 3)	10,655
Accrued Accounting, Administration and Transfer Agency Fees (Note 3)	4,950
Accrued Advisor Fees (Note 3)	27,337
Total Liabilities	104,092

Net Assets	$ 92,245,540

Net Assets Consist of:
Capital Stock, $0.001 par value; 1 billion shares
authorized; 3,084,816 shares issued and outstanding	$ 3,085
Additional Paid in Capital	29,705,218
Distributable Earnings	62,537,237
Net Assets	$ 92,245,540

Net Asset Value and Offering Price ($92,245,540/3,084,816)	$ 29.90

Redemption Price Per Share ($29.90 x 0.99)*	$ 29.60

* The Fund will deduct a 1% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Operations
For the six months ended August 31, 2025 (Unaudited)

Investment Income:
Dividend Income (net of foreign withholding taxes of $318)	$ 993,706
Interest Income	9,787
Total Investment Income	1,003,493
Expenses:
Advisor fees (Note 3)	158,114
Administrative and Operating Services fees (Note 3)	63,344
Accounting, Administrative and Transfer Agency fees (Note 3)	25,624
Registration fees	18,163
Legal fees	13,852
Custody fees	10,900
Printing and postage expense	8,364
Compliance fees (Note 3)	9,049
Audit fees	9,149
Director fees (Note 3)	4,537
Insurance expense	5,142
Miscellaneous expense	5,243
Total Expenses	331,481

Net Investment Income	672,012

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	1,731,172
Change in Unrealized Appreciation on Investments	1,314,642
Net Realized and Unrealized Gain on Investments	3,045,814

Net Increase in Net Assets from Operations	$ 3,717,826

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statements of Changes in Net Assets
	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	August 31, 2025	February 28, 2025
From Operations:
Net Investment Income	$ 672,012	$ 1,369,413
Realized Gain on Investments	1,731,172	6,088,365
Change in Unrealized Appreciation on Investments	1,314,642	3,511,905
Increase in Net Assets from Operations	3,717,826	10,969,683

From Distributions to Shareholders:
Distributions	-	(5,155,364)
Change in Net Assets from Distributions	-	(5,155,364)

From Capital Share Transactions
Proceeds From Sale of Shares	606,146	1,851,451
Shares Issued on Reinvestment of Dividends	-	5,040,725
Cost of Shares Redeemed
(net of redemption fees $152 and $0, respectively)	(5,593,483)	(10,490,059)
Net Decrease from Shareholder Activity	(4,987,337)	(3,597,883)

Net Increase (Decrease) in Net Assets	(1,269,511)	2,216,436

Net Assets at Beginning of Period/Year	93,515,051	91,298,615
Net Assets at End of Period/Year	$ 92,245,540	$ 93,515,051

Share Transactions:
Issued	22,046	65,308
Reinvested	-	182,900
Redeemed	(197,420)	(369,469)
Net Decrease in shares	(175,374)	(121,261)
Shares outstanding beginning of period/year	3,260,190	3,381,451
Shares outstanding end of period/year	3,084,816	3,260,190

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Financial Highlights
Selected data for a share outstanding throughout the period/year:
	(Unaudited)
	For the Six		For the	For the		For the		For the		For the
	Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	August 31, 2025		February 28, 2025	February 29, 2024		February 28, 2023		February 28, 2022		February 28, 2021
Net Asset Value -
Beginning of Period/Year	$ 28.68		$ 27.00	$ 25.10		$ 27.46		$ 25.17		$ 21.31

Net Investment Income **	0.21		0.42	0.47		0.43		0.41		0.41
Net Gains (Losses) on Securities (realized and unrealized)	1.01		2.89	2.25		(1.71)		2.91		4.32
Total from Investment Operations	1.22		3.31	2.72		(1.28)		3.32		4.73

Early Redemption Fees	0.00	*	0.00	0.00	*	0.00	*	0.00	*	0.00	*

Distributions (From Net Investment Income)	0.00		(0.53)	(0.46)		(0.44)		(0.41)		(0.41)
Distributions (From Capital Gains)	0.00		(1.10)	(0.36)		(0.64)		(0.62)		(0.46)
Total Distributions	0.00		(1.63)	(0.82)		(1.08)		(1.03)		(0.87)

Net Asset Value -
End of Period/Year	$ 29.90		$ 28.68	$ 27.00		$ 25.10		$ 27.46		$ 25.17

Total Return (a)	4.25%		12.50%	10.93%		(4.71)%		12.98%		22.26%

Ratios/Supplemental Data
Net Assets - End of Period/Year (Thousands)	92,246		93,515	91,299		89,590		98,116		85,599
Ratio of Expenses to Average Net Assets	0.73%	***	0.72%	0.73%		0.72%		0.63%		0.71%
Ratio of Net Investment Income to Average Net Assets	1.49%	***	1.47%	1.83%		1.66%		1.47%		1.79%
Portfolio Turnover Rate	4.39%		17.74%	10.26%		5.90%		5.96%		9.73%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distribution and assume no redemption fees.
* Amount is less than $0.005
** Per share amounts are calculated using the average shares method.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE MP63 FUND, INC.

Notes to Financial Statements

August 31, 2025 (Unaudited)

Note 1. Organization

The MP63 Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors (the “Board”). The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

A.	Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at fair value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board. Portfolio companies during this reporting period are all widely traded and pricing information is readily available. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940.

Mutual Funds must utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

To the extent that valuation is based on models or inputs that are less observable or unobservable, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. However, the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$89,741,745	$ -	$ -	$89,741,745
Limited Partnerships	1,143,091	-	-	1,143,091
Real Estate Investment Trust	877,466	-	-	877,466
Money Market Fund	402,361	-	-	402,361
Total	$92,164,663	$ -	$ -	$92,164,663

The Fund did not hold any Level 3 assets during the six months ended August 31, 2025. The Fund did not engage in any derivative transactions during the six months ended August 31, 2025.

B.	Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date. Gains and losses on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Fund intends to distribute its net long-term capital gains and net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended February 28, 2025, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s open tax years or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the six months ended August 31, 2025, the Fund did not incur any interest or penalties.

D.	Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.	Cash – The Fund maintains cash at its custodian which, at times, may exceed United States federally insured limits. Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.	Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

G.	Share Valuation – The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except for shares redeemed within 6 months.

NOTE 3. Investment Advisory Agreement And Other Related Party Transactions

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor"). Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's investments. As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of 0.35% of the daily net asset value. For the fiscal six months ended August 31, 2025, the Advisor earned fees of $158,114. At August 31, 2025, the Fund owed the Advisor $27,337 for advisory fees.

The Advisor has voluntarily agreed to waive its fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets. The Advisor did not waive any fees or reimburse the Fund during the six months ended August 31, 2025.

The Fund has agreements in place with Mutual Shareholder Services ("MSS") to provide administrative, transfer agency, and fund accounting services. Under these agreements, MSS is paid a certain fixed annual fee for accounting and administration services which increases incrementally at specified asset thresholds, plus blue sky servicing fees paid on a per filing basis. For transfer agency services, MSS receives a fixed fee per account, subject to an annual minimum. For the six months ended August 31, 2025, Fund expenses amounted to $25,624 for MSS services of accounting, administration and transfer agency services. At August 31, 2025, $4,950 was due to MSS for services provided.

The Fund entered into an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent of the Advisor. Under this agreement, Moneypaper Publications LLC provides services to the Fund that are necessary for operation and not provided by other parties. For these services, the Fund is contractually obligated to pay Moneypaper Publications LLC a flat monthly fee which is not to exceed $18,500. However, Moneypaper Publications LLC has charged the Fund only $10,500 per month for these services since January 1, 2023. Moneypaper Publications LLC does not currently intend to increase the fee, although it may seek to do so in the future. These fund servicing expenses amounted to $63,344 for the six months ended August 31, 2025. At August 31, 2025, the Fund owed $10,655 for fund servicing expenses.

Certain officers of the Advisor are also officers and a director of the Fund. One (1) director of the Fund’s four (4) member Board of Directors is the President of the Advisor. The Fund currently pays each Independent Director an annual retainer of $2,000 for regular compensation. The Fund currently does not pay special compensation to any Director. Vita Nelson, as the Interested Director, does not receive any compensation from the Fund for her services as a Director. For the six months ended August 31, 2025, the Fund incurred $4,537 in regular compensation director fees and expenses. The Fund paid the Chief Compliance Officer $9,049 for the six months ended August 31, 2025.

NOTE 4. SEGMENT REPORTING

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

NOTE 5. Investment Transactions

For the six months ended August 31, 2025, purchases and sales of securities, excluding short-term investments, aggregated $3,941,791 and $7,755,842, respectively.

NOTE 6. TaX INFORMATION

Cumulative unrealized appreciation (depreciation) on a tax basis amounted to the following: Unrealized appreciation $56,446,383, Unrealized depreciation ($473,970), Net unrealized appreciation $55,972,413.

For Federal income tax purposes, the cost of investments owned at February 28, 2025 was $37,638,292. The difference between book and tax cost of investments represents the deferral of losses on wash sales and partnership basis adjustments.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among the components of net assets in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes. Due to permanent book to tax differences the following adjustments have been made by management as of February 28, 2025. Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (178)
Distributable Earnings	$ 178

The permanent differences were mainly due to non-deductible partnership expenses.

As of February 28, 2025, the components of distributable earnings on a tax basis were as follows: undistributed capital gains $2,846,997, net unrealized appreciation $55,972,413, for a total distributable earnings of $58,819,411.

There were no distributions paid for the six months ended August 31, 2025.

The tax character of distributions paid during the fiscal year ended February 28, 2025 was as follows:

Distributions paid from: Ordinary income $1,621,185, Long term capital gains $3,534,179.

NOTE 7. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 8. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, sanctions, recessions and depressions, or other events could have a significant impact on the Fund and its investments, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued. Based upon this evaluation, the Fund has determined no subsequent events have occurred which would require adjustment to or disclosure in the financial statements.

THE MP63 FUND, INC.

Additional Information

August 31, 2025 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-676-3386 and (2) from Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-676-3386.

2025 Annual Renewal of the Investment Advisory Agreement between MP 63 Fund, Inc. on behalf of its separate series the MP 63 Fund (the “Fund”) and Moneypaper Adviser, Inc. (the “Adviser”).

The Board of Directors (the “Board”) of the MP 63 Fund, including the Independent Directors voting separately, reviewed and approved the continuance of the Fund’s Investment Advisory Agreement (the “Agreement”) with Moneypaper Adviser, Inc. (the “Adviser”) at a meeting held on April 16, 2025 (the “Meeting”).  All of the Directors, including all of the Independent Directors, were present electronically for the Board’s consideration and approval of these matters.1

At the meeting, legal counsel to the Independent Directors discussed with the Board, the Independent Directors, and representatives of the Adviser the legal and regulatory framework surrounding the Advisory contract renewal process, including the relevant statutory provisions and case law. Mr. Ropka discussed with the Board, based on the relevant statutory provisions and case law, the types of information that the Board is required to request of the Adviser, and the Adviser is required to provide, to support the Board's approval to continue the Advisory contract. In particular, the Directors requested and reviewed information provided by the Adviser which related to the following: (i) the nature, extent and quality of the services provided by the Adviser, (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the financial condition of the Adviser; (v) the extent to which economies of scale would be realized as the Fund grows; and (vi) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. Thereafter the Board discussed with counsel and the Adviser in great detail these factors in deciding whether to renew the Fund’s Advisory contract with The Moneypaper Adviser, Inc., the Adviser.

________________________

1 All of the participants in the Meeting, including the Executive Session, participated telephonically.  Because of the Covid 19 pandemic, the SEC by no-action letter has waived in person voting requirements for the approvals and renewals of Advisory contracts, as well as other matters for which in person voting is required. For the time period approved by the no-action letter, such matters may now be approved by way of telephone or electronic meetings, provided all of the Directors can hear and be heard. The Fund relied on this no-action authority to conduct the April 16, 2025, meeting electronically even though the agenda items to the meeting included the renewal of Advisory and distribution contracts for the Fund as well as the reappointment of the Fund's Auditor.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Agreement, and each Director may have been given different weight to the various factors considered. The following is a summary of the Board’s consideration of various factors:

With respect to the nature, extent and quality of the services provided by the Adviser, the Directors reviewed the background, qualifications, education and experience of the Adviser’s investment, operational and compliance personnel. The Directors considered the roles of each person as well as their relevant experience in the financial services industry, noting in particular, that Vita Nelson and her portfolio management team have managed the Fund's assets since its inception. With respect to the Adviser’s compliance program the Directors noted that there were no compliance issues. The Directors discussed the responsibilities of the Adviser to provide the Fund with investment research and advice in accordance with the investment objective and policies. The Directors also discussed the quality of the administrative services provided to the Fund by the Adviser, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs.

After reviewing the information in the materials provided by the Adviser and the discussion with the Adviser regarding the nature, extent, and quality of the services provided by the Adviser, the Board concluded that the services provided by the Adviser were of high quality, reasonable, and consistent with the Board's expectations and those set forth in the current and proposed Investment Advisory Agreement.

With respect to the Fund’s performance, the Directors reviewed it over various periods (YTD, 1-, 3-, 5- and 10-year) against the returns of relevant securities indices and comparably managed mutual funds. The Directors found that the Fund’s comparative performance varied depending on the comparative time frames the Fund has been historically in line with the large cap equity markets, its primary benchmark index, the S&P 500 Index, the Russell 1000 Value Index and its Morningstar category and benchmark.

In particular, in considering the foregoing, the Board noted, among other items, that the Fund is categorized by Morningstar in the Large Cap Value category, and that the Fund’s performance relative to this category average, the Russell 1000 Value Index and the S&P 500 is very comparable. The Board noted that notwithstanding the foregoing conclusion the Fund underperformed these comparisons relative to its 1-year performance comparisons. In that regard, the Board noted that the Fund’s performance as of February 28, 2025, i) for a 1-year period was 12.28% compared to Russell 1000 at 12.8% and S&P 500 at 8.22%, ii) for a 3-year period, the Fund’s performance was 5.67% compared to the Russell 1000 which was at 22,12% and S&P 500 at 17.65%, and iii) for a 5-year period, the Fund’s performance was 8.85% compared to Russell 1000 at 41,20% and S&P 500 at 10.57%.

After considering and discussing the performance of the Fund, the Board found that each Fund's performance reflected the Adviser’s ability to effectively manage the Funds’ assets on a long-term basis in different market environments. The Board concluded that the Fund has performed well on a consistent long-term basis under the Adviser's management in satisfaction of the Fund’s investment strategies and investment objective.

With respect to the fees and expenses paid by the Fund, the Board noted that the Advisory fee of 0.35%, which had not changed since the Fund’s inception, earned the Adviser an Advisory fee of $325,530.50 for the fiscal year ended February 28, 2025. The Directors compared the Fund’s average Advisory fee against those of its category having a comparable size of assets under management to the Fund and such reflected that the comparable funds average Advisory fee was 0.65%. The Directors also noted the Fund’s annualized expense ratio of 0.73% for the fiscal year ending February 28, 2025 (up from 0.72% for the fiscal year ending February 29, 2024), compared favorably to the average expense ratio for all funds in Morningstar's Large Cap Value Category for the same time periods. After discussion, the Board concluded, based on the information provided to it at the meeting, that the Adviser’s fee and the Fund's total expense ratio were low compared with similar funds and therefore acceptable to the Board.

The Directors further recognized that the Adviser’s reputation, as well as other intangibles, remains a benefit to it, having an association with the MP 63 Fund. The Directors discussed other potential benefits to be derived by the Adviser and concluded that they were consistent with the types of benefits derived by investment managers to mutual funds.

After reviewing and considering the foregoing information and other information they deemed relevant regarding these matters, the Directors concluded, considering all the facts and circumstances, that the other benefits derived by the Adviser from their relationship with the Fund were satisfactory.

The Directors considered that while the Adviser receives no other fees related to its management of the Fund, however they noted that the Adviser’s parent company, Moneypaper Publications, LLC, received a monthly fee of $10,500.00 during the period for performing certain administrative services for the Fund. Those services include (i) Preparation of reports describing the operations of the Fund, including the costs of providing such reports to those who request such information- including inquiries from news organizations, governmental bodies including the SEC, fund lawyers, accountants, and distributors. (ii) Sub-accounting and recordkeeping services. This includes a daily calculation to establish the reasonableness of the fund accounting as provided by the Administrator. (iii) Auditing the Administrator’s monthly Profit and Loss statement. (iv) Executing broker/dealer functions on a daily basis. Providing details of these transactions to the Adviser, to the Administrator, and the Custodian Bank. Daily access to the Depository Trust Company for efficient settlement of transactions. (v) Shareholder communication services, including the costs of designing and preparing shareholder documents and production-related services, including competitive pricing. (vi) Mailing-list formatting (and programming when needed) and mail room services (when needed). (vii) Management and responses to shareholder inquiries (in both English and Spanish). (viii) Design and maintenance of shareholder web site. (ix) Programming to facilitate shareholder communications via the Internet. (x) Supervision of and negotiating with Fund service providers-including legal, accounting, transfer agency, banking, and distribution. (xi) General Administrative work, including verifying and authorizing expenses for the Fund and ongoing involvement in compliance issues related to the Fund. Such other services as may be required by the Fund from time to time, at the agreement of the parties to this Agreement.

In connection with this contract, the Directors considered that such administrative fees, which by contract are not to exceed $18,000.00 per month. The Board further considered that these fees, which were classified as a fallout benefit from the Adviser’s relationship with the Fund, were included in the Fund's total expense ratio, which the Directors determined were lower than the average expense ratio of Funds in the Morningstar Large Cap Value category.

With respect to the Adviser’s profitability resulting from its relationship with the Fund, the Directors considered and discussed with the Adviser the profit and loss statement the Adviser continued to reflect a modest profit. The Directors noted that since the Adviser managed only the Fund and no other accounts, the profit and loss statement fully encompassed the Adviser’s profitability resulting from its relationship with the Fund. In order to assess the overall financial condition of the Adviser, the Directors discussed with the Adviser the financial condition of the Adviser and the Adviser’s parent company. The Independent Director’s concluded, based on all the information presented, that the Adviser is financially capable of satisfying its obligations under the Investment Advisory Agreement.

After further consideration of these elements, the Board concluded, considering all the facts and circumstances, that the costs of the services provided to the Funds, and the profits realized by the Adviser from its relationship with the Fund, were not unreasonable.

With respect to economies of scale, the Directors noted that the Advisory Agreement does not contain break points that would reduce the Advisory fee rate on assets above specified levels. The Directors agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets. However, the Directors recognized that the Fund had not yet reached asset levels where the Adviser could realize significant economies of scale and thus concluded that it was not necessary to consider breakpoints at that time. After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders.

Finally, the Directors reviewed the Fund’s brokerage practices and discussed the Adviser’s “soft dollar” practices. The Directors noted with approval that the Adviser did not currently engage in any soft dollar relationships. They also discussed and reviewed the average commission rates paid by the Fund and concluded that they are reasonable.

Having requested and received such information from the Adviser as the Independent Directors of the Board of Directors believed to be reasonably necessary to evaluate renewing the Management Services Agreement, and as assisted by the advice of legal counsel, the Directors using their reasonable business judgment, concluded that the overall arrangement provided under the terms of the Management Services Agreement with the Fund was a reasonable business arrangement and that the approval of the Management Services Agreement was in the best interests of the Fund and the Fund’s shareholders. The Independent Directors concluded that no single factor was considered in isolation to be determinative to the decision of the Directors to approve continuance of the Management Services Agreement. Rather, the Directors concluded, considering weighing, and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Management Services Agreement for an additional annual period. As a result of their considerations, their review of the Management Services Agreement with management and an opportunity to meet in a private session at which no representatives of the Adviser were present, the Board of Directors, including all the Independent Directors, adopted resolutions to that effect.

Investment Adviser

Moneypaper Advisor, Inc.

Distributor

Arbor Court Capital, LLC

Transfer Agent, Shareholder Servicing Agent, &

Administrator

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Legal Counsel

Ropka Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of MP63 Fund, Inc. shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 16.  Controls and Procedures.

(a)       The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date November 5, 2025

By /s/Mario Medina

*Mario Medina

Treasurer

(principal financial officer)

Date November 5, 2025

* Print the name and title of each signing officer under his or her signature.